THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
NOVEMBER 15, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENITAL TREATMENT EITHER EXPIRED ON FEBRUARY 14, 2011 OR FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stark Offshore Management LLC

Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716


Form 13F File Number: 28-11007


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel J. McNally              St. Francis, Wisconsin             2/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $      128,595
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
MICROTUNE INC DEL         COM            59514P109    5,347 1,843,810 SH       SOLE                1,843,810      0    0
NETEZZA CORP              COM            64111N101   20,266   752,000 SH       SOLE                  752,000      0    0
PACTIV CORP               COM            695257105   58,675 1,779,100 SH       SOLE                1,779,100      0    0
PSYCHIATRIC SOLUTIONS INC COM            74439H108   23,281   693,931 SH       SOLE                  693,931      0    0
POTASH CORP SASK INC      COM            73755L107   10,832    75,200 SH  CALL SOLE                        0      0    0
POTASH CORP SASK INC      COM            73755L107   10,194    70,770 SH       SOLE                   70,770      0    0